INVESTMENT IN UNCONSOLIDATED ENTITY - Summarized Financial Information (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets	$ 430,440,328		$ 430,440,328			$ 407,433,014		$ 490,917,263
Liabilities:
Total liabilities	204,716,735		204,716,735			217,180,778		236,675,009
Total equity	224,973,593	$ 185,511,657	224,973,593	$ 185,511,657	$ 168,041,287	182,886,668	$ 189,662,529	240,172,562	$ 103,092,769
Total liabilities and equity	430,440,328		430,440,328			407,433,014		$ 490,917,263
The TIC Interest
Assets
Real estate investments, net	29,510,151		29,510,151			29,906,146
Cash and cash equivalents	670,458		670,458			380,774
Other assets	176,583		176,583			164,684
Total assets	30,357,192		30,357,192			30,451,604
Liabilities:
Mortgage note payable, net	13,287,876		13,287,876			13,489,126
Below-market lease, net	2,697,183		2,697,183			2,806,973
Other liabilities	343,815		343,815			92,777
Total liabilities	16,328,874		16,328,874			16,388,876
Total equity	14,028,318		14,028,318			14,062,728
Total liabilities and equity	30,357,192		30,357,192			$ 30,451,604
Total revenues	683,160	697,851	2,034,072	2,047,424
Expenses:
Interest expense	138,616	141,935	414,258	424,544
Depreciation and amortization	250,754	250,015	750,784	749,913
Other expenses	190,086	178,522	562,738	544,225
Total expenses	579,456	570,472	1,727,780	1,718,682
Net income	$ 103,704	$ 127,379	$ 306,292	$ 328,742